Segments - Summary of Segments Banking by Line of Business (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
- Net interest income	€ 6,877	€ 6,896
- Net fee and commission income	1,506	1,386
Income	8,688	8,148
- Additions to loan loss provision	1,998	416
Total expenses	7,623	5,654
Result before taxation	1,065	2,493
Taxation	438	740
Non-controlling interests	36	47
Net result	591	1,707
Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Income	9,182	9,241
- Operating expenses	7,623	5,654
Taxation	553	983
Non-controlling interests	36	47
Net result	969	2,556
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income	493	1,093
Taxation	115	243
Net result	379	850
Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Net result	591	1,707
Segments Banking Activities [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	6,931	6,953
- Net fee and commission income	1,506	1,386
- Total investment and other income	745	902
Income	9,182	9,241
- Operating expenses	5,626	5,238
- Additions to loan loss provision	1,998	416
Total expenses	7,623	5,654
Result before taxation	1,558	3,586
Taxation	553	983
Non-controlling interests	36	47
Net result	969	2,556
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(379)	(850)
Retail Netherlands [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Net result	781	845
Retail Netherlands [member] | Segments Banking Activities [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	1,763	1,740
- Net fee and commission income	332	329
- Total investment and other income	175	190
Income	2,269	2,260
- Operating expenses	1,088	1,095
- Additions to loan loss provision	139	33
Total expenses	1,227	1,128
Result before taxation	1,043	1,132
Taxation	262	287
Non-controlling interests	(1)	0
Net result	781	845
Retail Belgium [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Net result	(44)	229
Retail Belgium [member] | Segments Banking Activities [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	937	959
- Net fee and commission income	207	188
- Total investment and other income	71	112
Income	1,215	1,259
- Operating expenses	969	873
- Additions to loan loss provision	282	58
Total expenses	1,251	931
Result before taxation	(36)	328
Taxation	9	100
Non-controlling interests	0	0
Net result	(44)	229
Retail Germany [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Net result	304	295
Retail Germany [member] | Segments Banking Activities [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	801	796
- Net fee and commission income	215	123
- Total investment and other income	59	86
Income	1,075	1,005
- Operating expenses	567	579
- Additions to loan loss provision	14	(23)
Total expenses	581	556
Result before taxation	494	449
Taxation	188	153
Non-controlling interests	2	1
Net result	304	295
Retail Other [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Net result	183	278
Retail Other [member] | Segments Banking Activities [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	1,392	1,374
- Net fee and commission income	193	212
- Total investment and other income	134	100
Income	1,720	1,687
- Operating expenses	1,120	1,061
- Additions to loan loss provision	304	187
Total expenses	1,424	1,248
Result before taxation	295	438
Taxation	85	123
Non-controlling interests	27	38
Net result	183	278
Wholesale Banking [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(204)	1,018
Wholesale Banking [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Net result	(614)	(49)
Wholesale Banking [member] | Segments Banking Activities [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	1,864	1,831
- Net fee and commission income	561	538
- Total investment and other income	354	248
Income	2,780	2,618
- Operating expenses	1,728	1,438
- Additions to loan loss provision	1,256	162
Total expenses	2,984	1,600
Result before taxation	(204)	1,018
Taxation	23	209
Non-controlling interests	8	8
Net result	(235)	801
Wholesale Banking [member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	(379)	(850)
Corporate Line Banking [member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
Result before taxation	(34)	221
Corporate Line Banking [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Net result	(19)	109
Corporate Line Banking [member] | Segments Banking Activities [Member] | Net Result IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	173	253
- Net fee and commission income	(2)	(6)
- Total investment and other income	(48)	166
Income	123	413
- Operating expenses	154	192
- Additions to loan loss provision	3	0
Total expenses	156	192
Result before taxation	(34)	221
Taxation	(14)	112
Non-controlling interests	0	0
Net result	€ (19)	€ 109